Non-controlling interest	12 Months Ended
Dec. 31, 2023
Noncontrolling Interest [Abstract]
Non-controlling interest [Text Block]

14) Non-controlling interest

In September 2022, the Company's subsidiary, LPV, completed a reverse takeover of Column Capital Corp. ("CPC") whereby the shareholders of LPV obtained control of CPC. The combined entity was named Largo Physical Vanadium Corp. and commenced trading on the TSX Venture Exchange. As part of the transaction, the Company invested cash of C$20,000 and vanadium assets with a fair value at the time of investment of $5,503 C$7,264) into LPV. LPV received cash from other investors of C$10,220 and incurred share issuance costs of C$638 in connection with this transaction.

	December 31, 2023	December 31, 2022
Balance, beginning of the year	$9,162	$-
Sale of non-controlling interest	-	9,937
Net income (loss) attributable to NCI	(2,015)	(775)
Balance, end of the year	$7,147	$9,162

Selected summarized information relating to LPV is provided below, before any intercompany eliminations:

	December 31, 2023	December 31, 2022
Current assets	$1,713	$11,742
Non-current assets	19,508	15,344
Total assets	$21,221	$27,086
Current liabilities	(383)	(374)
Total Liabilities	$(383)	$(374)

Movements in vanadium assets:

	December 31, 2023	December 31, 2022
Balance, beginning of the year	$14,510	$-
Additions	10,944	14,510
Disposals	(1,918)	-
Write down (note 3(c) 2 and 6)	(4,862)	-
Balance, end of the year	$18,674	$14,510

Vanadium assets includes quantities of FeV, V2O5 and V2O3. The write down at December 31, 2023 was determined through reference to the fair value at that date, which is calculated from the appropriate market prices multiplied by the quantities held. At December 31, 2023, the Company held 1,280 tonnes of V2O5 equivalent of vanadium assets.